UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-00005

LORD ABBETT AFFILIATED FUND
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	7/31/2006

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2006

		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 95.37%

COMMON STOCKS 95.36%

Aerospace 1.50%
Boeing Co. (The)	875,590	$67,788
Lockheed Martin Corp.	897,900	71,545
Northrop Grumman Corp.	1,875,431	124,135
Rockwell Collins, Inc.	615,657	32,857
Total		296,325

Agriculture, Fishing & Ranching 0.67%
Monsanto Co.	3,065,410	131,782

Automobiles 0.40%
Honda Motor Co., Ltd. ADR	2,380,147	78,426

Banks 7.99%
Bank of America Corp.	7,688,218	396,174
Bank of New York Co., Inc. (The)	8,020,308	269,563
Commerce Bancorp, Inc.	2,600,665	88,345
Mitsubishi UFJ Financial Group, Inc. ADR	7,243,752	101,050
JPMorgan Chase & Co.	7,323,987	334,120
Marshall & Ilsley Corp.	1,841,480	86,494
National City Corp.	452,006	16,272
PNC Financial Services Group, Inc. (The)	1,250,764	88,604
SunTrust Banks, Inc.	2,008,357	158,399
U.S. Bancorp	1,201,543	38,450
Total		1,577,471

Beverage: Brewers 0.57%
Anheuser-Busch Cos., Inc.	2,344,565	112,891

Beverage: Soft Drinks 3.08%
Coca-Cola Co. (The)	5,272,628	234,632
Coca-Cola Enterprises Inc.	4,316,686	92,636
PepsiCo, Inc.	4,441,810	281,522
Total		608,790

Biotechnology Research & Production 1.59%
Baxter Int’l., Inc.	7,450,353	312,915

Chemicals 0.77%
Praxair, Inc.	2,775,884	$152,230

Computer Technology 1.71%
Hewlett-Packard Co.	6,694,377	213,617
Sun Microsystems, Inc.*	28,438,075	123,706
Total		337,323

Consumer Products 1.52%
Kimberly-Clark Corp.	4,921,346	300,448

Diversified Financial Services 2.18%
Citigroup, Inc.	7,887,700	381,055
MetLife, Inc.	939,585	48,858
Total		429,913

Diversified Production 0.07%
Dover Corp.	307,846	14,512

Drug & Grocery Store Chains 1.94%
Kroger Co. (The)	16,660,889	382,034

Drugs & Pharmaceuticals 13.42%
Abbott Laboratories	2,295,910	109,676
AstraZeneca plc ADR	2,652,121	161,859
GlaxoSmithKline plc ADR	4,698,444	259,965
Johnson & Johnson	2,402,275	150,262
Medimmune, Inc.*	3,169,377	80,439
Merck & Co., Inc.	1,529,600	61,597
Novartis AG ADR	8,428,165	473,831
Pfizer Inc.	16,686,490	433,682
Sanofi-Aventis ADR	2,525,470	119,682
Schering-Plough Corp.	5,123,252	104,719
Teva Pharmaceutical Industries Ltd. ADR	4,963,769	164,201
Wyeth	10,906,326	528,630
Total		2,648,543

Electrical Equipment & Components 1.68%
Emerson Electric Co.	4,195,477	331,107

Electronics: Technology 2.22%
General Dynamics Corp.	2,469,770	165,524

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Raytheon Co.	6,069,069	$273,533
Total		439,057

Engineering & Contracting Services 0.72%
Fluor Corp.	1,620,562	142,334

Exchange Traded Fund 0.88%
iShares MSCI Japan Index Fund	12,793,105	173,602

Financial Data Processing Services & Systems 1.00%
Automatic Data Processing, Inc.	4,516,120	197,625

Financial: Miscellaneous 0.92%
Federal Home Loan Mortgage Corp.	1,458,866	84,410
Federal National Mortgage Assoc.	2,034,469	97,471
Total		181,881

Foods 4.58%
Campbell Soup Co.	8,710,882	319,515
ConAgra Foods, Inc.	175,700	3,778
Kellogg Co.	1,588,460	76,516
Kraft Foods, Inc. Class A	15,586,016	504,987
Total		904,796

Gold 3.33%
Barrick Gold Corp.(a)	9,937,268	306,068
Newmont Mining Corp.	6,867,648	351,830
Total		657,898

Health & Personal Care 0.14%
Medco Health Solutions, Inc.*	451,650	26,796

Identification Control & Filter Devices 0.89%
Pall Corp.	517,643	13,500
Parker Hannifin Corp.	2,238,881	161,737
Total		175,237

Insurance: Multi-Line 2.91%
Aflac, Inc.	4,040,780	178,360
Allstate Corp. (The)	1,325,300	75,303
American Int’l. Group, Inc.	4,053,750	245,941
Lincoln National Corp.	1,337,325	75,800
Total		575,404

Insurance: Property-Casualty 1.16%
ACE Ltd.(a)	1,573,812	81,098
Chubb Corp. (The)	356,260	$17,963
XL Capital Ltd. Class A(a)	2,031,008	129,375
Total		228,436

Machinery: Agricultural 0.67%
Deere & Co.	1,833,718	133,073

Machinery: Construction & Handling 1.26%
Caterpillar Inc.	3,498,223	247,919

Machinery: Industrial/Specialty 0.16%
Illinois Tool Works Inc.	683,150	31,241

Machinery: Oil Well Equipment & Services 2.75%
Baker Hughes, Inc.	1,956,037	156,385
Schlumberger Ltd.(a)	5,767,443	385,554
Total		541,939

Media 0.05%
News Corp. Class B	492,000	9,899

Medical & Dental Instruments & Supplies 1.14%
Boston Scientific Corp.*	13,285,407	225,985

Miscellaneous: Consumer Staples 1.56%
Diageo plc ADR	4,385,028	308,355

Multi-Sector Companies 2.47%
Eaton Corp.	603,636	38,693
General Electric Co.	12,405,311	405,530
Honeywell Int’l., Inc.	1,109,419	42,934
Total		487,157

Oil: Integrated International 5.20%
Exxon Mobil Corp.	15,140,193	1,025,597

Paper 1.89%
International Paper Co.	10,872,629	373,257

Railroads 0.92%
Union Pacific Corp.	2,129,274	180,988

Retail 0.99%
Federated Department Stores, Inc.	1,395,130	48,983
Wal-Mart Stores, Inc.	3,309,266	147,262
Total		196,245

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Savings & Loan 0.16%
Washington Mutual, Inc.	717,200	$32,059

Services: Commercial 2.07%
IAC/InterActiveCorp*	5,338,946	126,587
Waste Management, Inc.	8,225,341	282,787
Total		409,374

Soaps & Household Chemicals 4.55%
Clorox Co. (The)	3,363,412	201,603
Procter & Gamble Co. (The)	12,409,992	697,442
Total		899,045

Utilities: Cable TV & Radio 1.72%
Comcast Corp. Special Class A*	9,918,604	340,010

Utilities: Electrical 5.50%
Ameren Corp.	1,790,363	92,204
Consolidated Edison, Inc.	1,243,552	58,285
Dominion Resources, Inc.	1,154,680	90,619
Entergy Corp.	449,265	34,638
FPL Group, Inc.	4,781,143	206,259
PG&E Corp.	5,994,377	249,846
PPL Corp.	2,496,926	84,945
Progress Energy, Inc.	2,488,540	108,376
Southern Co.	4,756,653	160,680
Total		1,085,852

Utilities: Gas Pipelines 0.72%
El Paso Corp.	8,906,068	142,497

Utilities: Telecommunications 3.74%
AT&T Inc.	15,466,032	463,826
BellSouth Corp.	5,256,018	205,878
Sprint Nextel Corp.	3,289,945	65,141
Verizon Communications, Inc.	76,425	2,585
Total		737,430

Total Common Stocks
(cost $15,545,507,901)		18,825,698

WARRANT 0.01%

Electronics: Technology
Raytheon Co. Expiring 6/16/2011*
(cost $2,433,822)	193,930	2,501

Total Long-Term Investments
(cost $15,547,941,723)		18,828,199

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 4.19%

Repurchase Agreement
Repurchase Agreement dated 7/31/2006, 4.64% due 8/1/2006 with State Street Bank & Trust Co. collateralized by $456,420,000 of Federal Home Loan Bank at 3.625% to 4.875% due from 4/16/2007 to 8/22/2008 and $390,135,000 of Federal National Mortgage Assoc. at 3.25% to 6.00% due from 2/15/2008 to 8/15/2008; value: $842,992,202; proceeds: $826,567,463 (cost $826,460,941)	$826,461	$826,461

Total Investments in Securities 99.56% (cost $16,374,402,664)		19,654,660

Foreign Cash and Other Assets in Excess of Liabilities 0.44%		86,951
Net Assets 100.00%		$19,741,611

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of the trading on non-U.S. exchange may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.              FEDERAL TAX INFORMATION

As of July 31, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$16,376,527,837
Gross unrealized gain	3,558,780,807
Gross unrealized loss	(280,648,303)
Net unrealized security gain	$3,278,132,504

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.              INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Item 2:                                  Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                  Exhibits.

(i)              Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 26, 2006